Employee Benefit Plans - Defined Benefit Plans Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Xerox common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Plan Assets Percent of Total			1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	$ 1,195		$ 1,060
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	48		198
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,073		820
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	411		366
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	99		50
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	79		69
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	67		56
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	133		162
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	282		117
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		10
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		4
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		6
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		49
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		18
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(2)		8
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5		23
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	59		45
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	12	[1]	(62)
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,020		1,943
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	316		423
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	10		7
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	28		89
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	205		327
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	67		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	6
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,611		1,458
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	367		393
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	153		180
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,080		875
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	11		10
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	14		13
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	15		13
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(1)
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	46		35
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	33		14
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	358		390
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	58		72
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	300		318
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3,573		3,393
Defined Benefit Plan Plan Assets Percent of Total	100.00%		100.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	48		198
Defined Benefit Plan Plan Assets Percent of Total	1.00%		6.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,389		1,243
Defined Benefit Plan Plan Assets Percent of Total	39.00%		37.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	421		373
Defined Benefit Plan Plan Assets Percent of Total	12.00%		11.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	99		50
Defined Benefit Plan Plan Assets Percent of Total	3.00%		2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	79		69
Defined Benefit Plan Plan Assets Percent of Total	2.00%		2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	95		145
Defined Benefit Plan Plan Assets Percent of Total	3.00%		4.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	338		489
Defined Benefit Plan Plan Assets Percent of Total	9.00%		15.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	349		117
Defined Benefit Plan Plan Assets Percent of Total	10.00%		3.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	8
Defined Benefit Plan Plan Assets Percent of Total	0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,611		1,468
Defined Benefit Plan Plan Assets Percent of Total	45.00%		43.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	367		397
Defined Benefit Plan Plan Assets Percent of Total	10.00%		12.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	153		180
Defined Benefit Plan Plan Assets Percent of Total	4.00%		5.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,080		881
Defined Benefit Plan Plan Assets Percent of Total	31.00%		26.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	11		10
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	17		62
Defined Benefit Plan Plan Assets Percent of Total	0.00%		2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	15		31
Defined Benefit Plan Plan Assets Percent of Total	0.00%		1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(2)		8
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5		23
Defined Benefit Plan Plan Assets Percent of Total	0.00%		1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(1)
Defined Benefit Plan Plan Assets Percent of Total	0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	163		152
Defined Benefit Plan Plan Assets Percent of Total	5.00%		5.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	300		318
Defined Benefit Plan Plan Assets Percent of Total	8.00%		9.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	45		(48)
Defined Benefit Plan Plan Assets Percent of Total	2.00%		(2.00%)
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,483		2,131
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	500		380
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,682		1,427
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	204		145
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	14		21
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	30		27
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,107		1,047
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	322		180
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5		7
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	189		215
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1		5
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	35		64
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	150		144
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		2
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2		3
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	78		70
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	9		6
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	69		64
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	19		22
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	13	[2]	14
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,482		2,354
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	313		268
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	50		43
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	174		154
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	76		54
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	12		17
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,056		1,896
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	19		23
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,253		1,227
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	753		595
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	31		51
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	82		89
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	74		90
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	8		(1)
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	35		97
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(4)		4
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	466		399
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		3
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	332		280
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	131		116
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5,431		4,884
Defined Benefit Plan Plan Assets Percent of Total	100.00%		100.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	500		380
Defined Benefit Plan Plan Assets Percent of Total	9.00%		8.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,995		1,695
Defined Benefit Plan Plan Assets Percent of Total	37.00%		35.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	254		188
Defined Benefit Plan Plan Assets Percent of Total	5.00%		4.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	14		21
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	31		27
Defined Benefit Plan Plan Assets Percent of Total	1.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,281		1,201
Defined Benefit Plan Plan Assets Percent of Total	24.00%		25.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	398		234
Defined Benefit Plan Plan Assets Percent of Total	7.00%		5.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	17		24
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,245		2,111
Defined Benefit Plan Plan Assets Percent of Total	42.00%		43.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	20		28
Defined Benefit Plan Plan Assets Percent of Total	0.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,288		1,291
Defined Benefit Plan Plan Assets Percent of Total	24.00%		26.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	903		739
Defined Benefit Plan Plan Assets Percent of Total	17.00%		15.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	34		53
Defined Benefit Plan Plan Assets Percent of Total	1.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2		3
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	160		159
Defined Benefit Plan Plan Assets Percent of Total	2.00%		3.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	74		90
Defined Benefit Plan Plan Assets Percent of Total	1.00%		2.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	17		5
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	69		64
Defined Benefit Plan Plan Assets Percent of Total	1.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		3
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	386		399
Defined Benefit Plan Plan Assets Percent of Total	7.00%		8.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	131		116
Defined Benefit Plan Plan Assets Percent of Total	3.00%		3.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	$ 9		$ 18
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%

[1]	(1)Other Level 1 assets include net non-financial assets of $13 such as due to/from broker, interest receivables and accrued expenses.
[2]	Other Level 1 assets include net non-financial assets of $5 such as due to/from broker, interest receivables and accrued expenses.